Legal, competition and regulatory matters (Details) $ in Thousands, £ in Millions	1 Months Ended							6 Months Ended	12 Months Ended
	Jan. 31, 2024 decision	Dec. 31, 2023 lawsuit	Nov. 30, 2023 request	Jan. 30, 2023 lawsuit	Sep. 30, 2022 GBP (£)	Jun. 30, 2022 lawsuit	Apr. 30, 2021 USD ($)	Jul. 01, 2007 lawsuit	Dec. 31, 2023 GBP (£) lawsuit claim plaintiff	Dec. 31, 2023 USD ($) lawsuit claim plaintiff	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 lawsuit	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 lawsuit	Dec. 31, 2013 GBP (£)	Dec. 31, 2012 USD ($) lawsuit	Dec. 31, 2008 USD ($) agreement
Disclosure of contingent liabilities [line items]
Litigation and conduct | £									£ 37		£ 1,597	£ 397
Other proceedings
Disclosure of contingent liabilities [line items]
Number of arbitration requests received | request			2
Sterling LIBOR case in SDNY
Disclosure of contingent liabilities [line items]
Number of lawsuits with damages sought																2
Non-US forex civil actions
Disclosure of contingent liabilities [line items]
Number of lawsuits with damages sought													2
US residential and commercial mortgage-related activity and litigation | RMBS repurchase requests | Originated and sold to third parties by acquired subsidiary
Disclosure of contingent liabilities [line items]
Number of lawsuits with damages sought								2
Number of lawsuits dismissed						1
Civil Actions In Respect Of VRDO - Private Plaintiffs
Disclosure of contingent liabilities [line items]
Number of lawsuits with damages sought									2	2
Civil actions in respect of VRDO - SNDY
Disclosure of contingent liabilities [line items]
Number of lawsuits with damages sought									3	3
Interest Rate Swap and Credit Default Swap US Civil Actions
Disclosure of contingent liabilities [line items]
Number of lawsuits with damages sought									1	1
Civil actions in respect of the US Anti-Terrorism Act
Disclosure of contingent liabilities [line items]
Number of lawsuits with damages sought									8	8
Civil actions in respect of the US Anti-Terrorism Act - EDNY
Disclosure of contingent liabilities [line items]
Number of lawsuits with damages sought				6
Number of lawsuits dismissed				3
Number of plaintiffs | plaintiff									4,000	4,000
Number of lawsuits subject to appeal				1
Number of lawsuits consolidated into a separate lawsuit									2	2
Number of separate lawsuit		1
Number of initial lawsuit amended									1	1
Number of initial lawsuits currently stayed									2	2
Civil actions in respect of the US Anti-Terrorism Act - SDNY
Disclosure of contingent liabilities [line items]
Number of lawsuits with damages sought				2
Derivative transactions civil action
Disclosure of contingent liabilities [line items]
Value of damages sought | £												£ 329
Motor finance commission arrangements | Potential major litigation
Disclosure of contingent liabilities [line items]
Number of final decisions by the UK FCO | decision	2
Number of final decisions by the UK FCO about commision arrangements | decision	1
Over-Issuance of Securities in the US
Disclosure of contingent liabilities [line items]
Number of lawsuits with damages sought									2	2
HM Revenue and Customs (HMRC) assessments concerning UK Value Added Tax
Disclosure of contingent liabilities [line items]
Value of damages sought | £														£ 181
HM Revenue and Customs (HMRC) assessments concerning UK Value Added Tax | Barclays UK
Disclosure of contingent liabilities [line items]
Value of damages sought | £														128
Barclays Bank PLC | FCA Proceedings and other investigations
Disclosure of contingent liabilities [line items]
Number of advisory service agreements | agreement																			2
Financial penalty warning | £					£ 50												£ 50
Barclays Bank PLC | USD LIBOR cases in MDL court | Lawsuits with damages sought
Disclosure of contingent liabilities [line items]
Number of lawsuits with damages sought																		1
Value of damages sought | $																		$ 100,000
Barclays Bank PLC | Japanese Yen LIBOR Case In SDNY | Exchange-based class claims
Disclosure of contingent liabilities [line items]
Litigation and conduct | $										$ 17,750
Barclays Bank PLC | Non-US Benchmarks Civil Actions | Exchange-based class claims
Disclosure of contingent liabilities [line items]
Number of claims pending resolution | claim									1	1
Barclays Bank PLC | Consolidated FX action | Barclays Capital Inc. | SEC
Disclosure of contingent liabilities [line items]
Litigation and conduct | $															$ 384,000
Barclays Bank PLC | BDC Finance LLC
Disclosure of contingent liabilities [line items]
Value of litigation settlements approved | $							$ 3,300												$ 298,000
Barclays Bank PLC | HM Revenue and Customs (HMRC) assessments concerning UK Value Added Tax
Disclosure of contingent liabilities [line items]
Value of damages sought | £														£ 53